Summary of Principal Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Significant Accounting Policies [Line Items]
Interest-free loans extended to VIE founders	$ 3,600,000				¥ 27,000,000
Interest-free loans agreements expiry date	2023-12	2023-12
Non-controlling interests	$ 13,138,847		¥ 88,924,758		85,110,820
Net income (loss) attributable to non-controlling interests	(1,470,057)	¥ (9,522,737)	17,333,060	¥ 9,821,510
Total third-party revenues	172,081,593	1,114,710,141	797,763,861	589,611,288
Government subsidies	$ 20,486,849	¥ 132,709,712	90,931,462	32,644,120
Cumulative foreign currency translation adjustment			(59,113,814)	(92,590,766)	¥ 41,710,024
Foreign currency exchange rate, translation	6.4778				6.4778
Loans charge off period	120 days	120 days
Other Service
Significant Accounting Policies [Line Items]
Total third-party revenues	$ 19,804,604	¥ 128,290,261	29,979,126	31,049,933
Special Mention
Significant Accounting Policies [Line Items]
Loan loss provision rate	2.00%				2.00%
Substandard
Significant Accounting Policies [Line Items]
Loan loss provision rate	25.00%				25.00%
Doubtful
Significant Accounting Policies [Line Items]
Loan loss provision rate	50.00%				50.00%
Loss
Significant Accounting Policies [Line Items]
Loan loss provision rate	100.00%				100.00%
Short-term Loans
Significant Accounting Policies [Line Items]
Other service fees as percentage of total net revenue	0.51%	0.51%
Internet Finance Business
Significant Accounting Policies [Line Items]
Other service fees as percentage of total net revenue	2.87%	2.87%
Internet Finance Business | Other Service
Significant Accounting Policies [Line Items]
Total third-party revenues		¥ 12,000,000,000	1,400,000,000
Insurance Brokerage Business And Other Businesses [Member]
Significant Accounting Policies [Line Items]
Other service fees as percentage of total net revenue	1.17%	1.17%
Other Businesses
Significant Accounting Policies [Line Items]
Other service fees as percentage of total net revenue	1.22%	1.22%
Variable Interest Entity, Primary Beneficiary
Significant Accounting Policies [Line Items]
Total third-party revenues	$ 77,526,604	¥ 502,201,837	216,785,764	71,911,306
Variable Interest Entity, Primary Beneficiary | Other Service
Significant Accounting Policies [Line Items]
Total third-party revenues	$ 1,484,464	¥ 9,616,062	¥ 1,346,667	¥ 27,526,720
Variable Interest Entity, Primary Beneficiary | Credit Concentration Risk | Net Revenue
Significant Accounting Policies [Line Items]
Concentration risk, percentage	45.90%	45.90%	37.10%	21.10%
Variable Interest Entity, Primary Beneficiary | Credit Concentration Risk | Net Income (Loss)
Significant Accounting Policies [Line Items]
Concentration risk, percentage	62.20%	62.20%	67.00%	36.30%
Variable Interest Entity, Primary Beneficiary | Credit Concentration Risk | Total Assets
Significant Accounting Policies [Line Items]
Concentration risk, percentage	35.40%	35.40%	34.00%
Minimum
Significant Accounting Policies [Line Items]
Ownership percentage in affiliate to represent influence	20.00%	20.00%
General reserve percentage of total loan receivable balance	1.00%				1.00%
Minimum | CHINA
Significant Accounting Policies [Line Items]
Business tax and related surcharges	5.35%	5.35%
Maximum | CHINA
Significant Accounting Policies [Line Items]
Business tax and related surcharges	5.70%	5.70%